Shareholders' Equity - Schedule of Company Shareholding Structure (Details) - Capital stock and stock rights [Member] - shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company Shareholding Structure [Line Items]
Shares	1,352,215,647	1,351,833,200
Participation percentage	100.00%	100.00%
Outstanding shares [Member]
Schedule of Company Shareholding Structure [Line Items]
Shares	1,348,415,647	1,351,833,200
Participation percentage	99.72%	100.00%
Treasury Shares [Member]
Schedule of Company Shareholding Structure [Line Items]
Shares	3,800,000
Participation percentage	0.28%